INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets
Provision for direct financing lease	$ 25,517,310	$ 21,306,314
Direct financing lease income	(1,042,727)	(469,906)
Specific allowance on guarantee		0
Total deferred tax assets	24,474,583	20,836,408
Less: Valuation allowance		0
Less: Net off with deferred tax liabilities for financial reporting purposes		0
Net total deferred tax assets	$ 24,474,583	20,836,408
Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss		0
Commissions and fees on financial guarantee services		0
Direct financing lease income		0
Less: Net off with deferred tax assets for financial reporting purposes		0
Net total deferred tax liabilities		$ 0